Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities
Variable Interest Entities

As at December 31, 2018 (Successor), we have two semi-submersible rigs and a jack-up rig from VIEs under capital leases. Each of the units had been sold by us to single purpose subsidiaries of Ship Finance and simultaneously leased back by us on bareboat charter contracts for a term of 15 years. We have several options to repurchase the units during the charter periods, and obligations to purchase the assets at the end of the 15 years lease period.

The following table gives a summary of the sale and leaseback arrangements and repurchase options from VIEs, as at December 31, 2018:

Unit	Effective from	Sale value (In $ millions)	First repurchase option (In $ millions)	Month of first repurchase option	Last repurchase option (1) (In $ millions)	Month of last repurchase Option (1)
West Taurus	Nov 2008	850	418	Feb 2015	154	Dec 2024
West Hercules	Oct 2008	850	580	Aug 2011	138	Dec 2024
West Linus	June 2013	600	370	Jun 2018	170	May 2029

(1)	Ship Finance has a right to require us to purchase the West Linus rig on the 15th anniversary for the price of $86 million if we don’t exercise the final repurchase option.

We have determined that the Ship Finance subsidiaries, which own the units, are VIEs, and that we are the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in our Consolidated Financial Statements. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in our Consolidated Financial Statements. At December 31, 2018 (Successor) and at December 31, 2017 (Predecessor) the units are reported within drilling units in our balance sheet. We did not record any gains from the sale of the units, as they continued to be reported as assets at their original cost in our Consolidated Balance Sheet at the time of each transaction. The investment in capital lease amounts are eliminated on consolidation against the corresponding capital lease liability held within Seadrill entities. The remainder of assets and liabilities of the VIEs are fully reflected within the Consolidated Financial Statements.

The bareboat charter rates are set on the basis of a Base LIBOR Interest Rate for each bareboat charter contract, and thereafter are adjusted for differences between the LIBOR fixing each month and the Base LIBOR Interest Rate for each contract. A summary of the average bareboat charter rates per day for each unit is given below for the respective years.

(In $ thousands)	2018	2019	2020	2021	2022	2023
West Taurus	112	102	101	96	96	179
West Hercules	117	101	100	96	96	180
West Linus	158	119	99	99	92	171

The assets and liabilities in the statutory accounts of the VIEs as at December 31, 2018 (Successor) and as at December 31, 2017 (Predecessor) are as follows:

	Successor			Predecessor
(In $ millions)	December 31, 2018			December 31, 2017
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited
Name of unit	West Taurus	West Hercules	West Linus	West Taurus	West Hercules	West Linus
Investment in finance lease	320	307	397	335	326	431
Amount due from related parties	—	—	—	4	4	—
Other assets (1)	2	—	—	6	6	8
Total assets	322	307	397	345	336	439

Short-term interest-bearing debt	16	8	9	226	27	48
Long-term interest-bearing debt	179	193	221	—	224	261
Other liabilities	2	—	—	3	2	—
Short-term trading balances due to related parties	—	10	21	—	—	4
Long-term debt due to related parties (2)	84	62	76	113	80	121
Total liabilities	281	273	327	342	333	434
Equity	41	34	70	3	3	5

(1)
Includes cash balance of $2 million as at December 31, 2018 (Successor) (December 31, 2017 (Predecessor): $17 million). These have been consolidated into the Consolidated Balance Sheet within "Cash and cash equivalents".

(2)
We present balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis.

	Successor			Predecessor
(In $ millions)	December 31, 2018			December 31, 2017
	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited	SFL Deepwater Limited	SFL Hercules Limited	SFL Linus Limited
Debt principal outstanding	113	80	121	113	80	121
Debt discount	(25)	(18)	(45)	—	—	—
Trading asset positions held against long-term loan	(4)	—	—	—	—	—
Long-term loan due to related parties	84	62	76	113	80	121

In the period ended December 31, 2018 (Successor), the VIEs declared and paid no dividends (December 31, 2017 (Predecessor): $14 million).